FAIR VALUE MEASUREMENT (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Investment securities
Debt securities		¥ 23,523,746
Equity securities with readily determinable fair value	¥ 50,000	55,302
Total	50,000	23,579,048
Level 3
Investment securities
Debt securities		23,523,746
Equity securities with readily determinable fair value	50,000	55,302
Total	¥ 50,000	¥ 23,579,048